Staff numbers and costs (Tables)	12 Months Ended
Dec. 31, 2025
Staff Numbers And Costs
Schedule of Staff numbers and costs

	For the year ended December 31,
(SEK in thousands)	2025	2024
Salaries and wages	312,258	421,361
Social security contributions	75,175	84,331
Pension costs	18,467	30,281
Other employee expenses	13,852	15,130
Total staff costs	419,752	551,103